Employee Benefits - Summary Of Number Of Exercisable Options (Detail) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	4,653,641	6,417,665	5,047,455
Employee Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	910,382	1,285,619	1,584,192
Management Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	2,729,650	4,873,644	3,463,263
Founders Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	1,013,609	258,402	0
Restricted Stock Units [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	0	0	0